Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	SMART FOR LIFE, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On December 16, 2021, Smart for Life, Inc. (the “Company”) filed a registration statement on Form S-1 (File No. 333-261699) (as amended, the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement was originally declared effective by the SEC on February 14, 2022.This Post-Effective Amendment No.1 to the Registration Statement is being filed to (i) include an updated prospectus relating to the offer and sale of 1,855,050 shares of common stock issuable upon the exercise of warrants that were issued to public investors in connection with the Company’s initial public offering, (ii) include an updated prospectus relating to the resale of 53,021,107 shares of common stock by certain selling stockholders and (iii) update and supplement, among other things, the information contained in the Registration Statement to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 31, 2022.The Registration Statement contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus relating to the offer and sale of 1,855,050 shares of common stock issuable upon the warrants that were issued to public investors in connection with the Company’s initial public offering, including 1,646,390 shares of common stock issuable upon the exercise of series A warrants and 208,660 shares of common stock issuable upon the exercise of series B warrants (the “Public Offering Prospectus”). • The Resale Prospectus. A prospectus to be used for the resale by selling stockholders of (i) 11,022,970 shares of common stock issued to the selling stockholders, (ii) 1,499,925 shares of common stock issuable upon the conversion of series A convertible preferred stock issued to the selling stockholders; (iii) 11,999,404 shares of common stock issuable upon the exercise of warrants issued to the selling stockholders; (iv) 2,250,000 shares of common stock issuable upon the conversion of debentures issued to the selling stockholders; and (v) up to an additional 26,248,808 shares of common stock that may be issuable to the selling stockholders upon the occurrence of certain adjustments to the exercise price of the warrants (the “Resale Prospectus”).The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different front and back covers;• they contain different Offering sections in the Prospectus Summary;• they contain different Use of Proceeds sections;• a Selling Stockholders section is included in the Resale Prospectus; and• they contain different Plan of Distribution sections.The Company has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus, which we refer to as the Alternate Pages, to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling stockholders.
Entity Central Index Key	0001851860
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE